LONG-TERM BANK LOANS AND BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Nov. 22, 2021 IDR (Rp)	Nov. 17, 2021 IDR (Rp)	Nov. 08, 2021 IDR (Rp)	Oct. 28, 2021 IDR (Rp)	Jan. 28, 2021 IDR (Rp)	Jan. 18, 2021 IDR (Rp)	Dec. 04, 2020 IDR (Rp)	Nov. 16, 2020 IDR (Rp)	Mar. 12, 2020 IDR (Rp)	Jun. 19, 2019 IDR (Rp)	May 23, 2019 IDR (Rp)	Jan. 15, 2019 IDR (Rp)	Mar. 27, 2018 IDR (Rp)	Feb. 26, 2018 IDR (Rp)	Mar. 30, 2017 IDR (Rp)	Mar. 24, 2017 IDR (Rp)	Mar. 15, 2015 IDR (Rp)
Borrowings and other credit facilities
Drawn down	Rp 46,612,000	$ 3,270	Rp 24,469,000	Rp 26,524,000
BNI 2018 | Rupiah
Borrowings and other credit facilities
Total facility	182,000
Current period payment	28,000
BNI 2013 - 2021
Borrowings and other credit facilities
Total facility																		Rp 825,000		Rp 2,005,000
BNI 2013 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	12,902,000
Current period payment	Rp 2,834,000
BNI 2013 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%
Bank Mandiri 2018 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 25,000
Current period payment	Rp 0
Interest rate (as a percent)	9.00%
Bank Mandiri 2017 - 2021
Borrowings and other credit facilities
Total facility						Rp 2,400,000												Rp 775,000		1,500,000
Unused facility	Rp 5,000
Bank Mandiri 2017 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	8,793,000
Current period payment	828,000
BRI 2017 - 2019
Borrowings and other credit facilities
Total facility															Rp 2,000,000		Rp 200,000			Rp 1,000,000
BSI 2019 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	560,000
Current period payment	160,000
BCA 2017 - 2021
Borrowings and other credit facilities
Total facility	11,811,000																		Rp 850,000
Current period payment	287,000
Unused facility	564,000
BCA October 28, 2021
Borrowings and other credit facilities
Total facility								Rp 6,000,000
Unused facility	2,500,000
DBS 2017 - 2019
Borrowings and other credit facilities
Total facility																			850,000
Unused facility	420,000
DBS 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility	4,530,000
Current period payment	191,000
MUFG Bank 2016 - 2021
Borrowings and other credit facilities
Total facility							Rp 400,000										Rp 800,000
Unused facility	79,000
MUFG Bank 2016 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	3,600,000
Current period payment	593,000
Bank Permata 2020 - 2021 | Rupiah
Borrowings and other credit facilities
Total facility	1,250,000
Current period payment	63,000
HSBC 2021 | Rupiah
Borrowings and other credit facilities
Total facility	750,000
Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Total facility	1,000,000
Current period payment	1,000,000
Syndication Of Banks 2015 -2021
Borrowings and other credit facilities
Total facility																					Rp 3,000,000
Syndication Of Banks 2015 -2021 | Rupiah
Borrowings and other credit facilities
Total facility	8,000,000
Current period payment	Rp 500,000
Syndication of Banks - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%
Syndication of Banks - 2018 | United States Dollar
Borrowings and other credit facilities
Total facility	Rp 90
Current period payment	7
UOB Singapore - 2018 | United States Dollar
Borrowings and other credit facilities
Total facility	49
Current period payment	9
ANZ 2015 | Rupiah
Borrowings and other credit facilities
Total facility	440,000
Current period payment	88,000
Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Total facility																			495,000
Unused facility	20,000
Bank CIMB Niaga 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility	700,000
Current period payment	80,000
Bank CIMB Niaga 2021
Borrowings and other credit facilities
Unused facility	796,600
Bank CIMB Niaga 2021 | United States Dollar
Borrowings and other credit facilities
Total facility	55
BTPN 2017 To 2020
Borrowings and other credit facilities
Total facility																Rp 628,000			Rp 400,000
Unused facility	79,000
BTPN 2017 To 2020 | Rupiah
Borrowings and other credit facilities
Total facility	489,000
Current period payment	78,000
BTPN 2020
Borrowings and other credit facilities
Total facility											Rp 1,500,000
Unused facility	1,480,000
ICBC 2017 | Rupiah
Borrowings and other credit facilities
Total facility	272,000
Current period payment	45,000
Syndication of banks - January 28, 2021 (Mandiri) [Member]
Borrowings and other credit facilities
Total facility									Rp 5,000,000
Syndication of banks - January 28, 2021 [Member]
Borrowings and other credit facilities
Unused facility	4,900,000
BNI - June 19, 2019 (Corporate) [Member]
Borrowings and other credit facilities
Total facility														Rp 2,160,000
BNI - June 19, 2019 (Mitratel) [Member]
Borrowings and other credit facilities
Total facility														Rp 840,000
ANZ (GSD)
Borrowings and other credit facilities
Total facility													Rp 240,000
ANZ (PINS)
Borrowings and other credit facilities
Total facility													Rp 200,000
Bank Mandiri - November 16, 2020 (Corporate) [Member]
Borrowings and other credit facilities
Total facility												Rp 1,400,000
Bank Mandiri - November 16, 2020 (Mitratel) [Member]
Borrowings and other credit facilities
Total facility												1,113,000
Bank Mandiri - November 16, 2020 (GSD) [Member]
Borrowings and other credit facilities
Total facility												Rp 200,000
Unused facility	136,000
BTPN
Borrowings and other credit facilities
Unused facility	Rp 538,000
BRI - January 28, 2021 [Member]
Borrowings and other credit facilities
Total facility										Rp 1,000,000
Bank CIMB Niaga November 22, 2021 (Corporate) [Member]
Borrowings and other credit facilities
Total facility					Rp 500,000
Bank CIMB Niaga November 22, 2021 (PINS) [Member]
Borrowings and other credit facilities
Total facility					300,000
Bank CIMB Niaga November 22, 2021 (GSD) [Member]
Borrowings and other credit facilities
Total facility					Rp 200,000
Monthly Repayment of Interest | BNI 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%
Monthly Repayment of Interest | BNI 2013 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.50%
Monthly Repayment of Interest | BSI 2019 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	3.80%
Monthly Repayment of Interest | BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)	8.75%
Quarterly repayment of interest | BNI 2013 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Quarterly repayment of interest | BNI 2013 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%
Quarterly repayment of interest | Bank Mandiri 2017 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Quarterly repayment of interest | Bank Mandiri 2017 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.25%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 3,253,000
Current period payment	Rp 600,000
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | BSI 2019 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	10.00%
Quarterly repayment of interest | MUFG Bank 2016 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.43%
Quarterly repayment of interest | MUFG Bank 2016 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.40%
Quarterly repayment of interest | Bank Permata 2020 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Quarterly repayment of interest | Bank Permata 2020 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.40%
Quarterly repayment of interest | Bank of china 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.60%
Quarterly repayment of interest | Syndication Of Banks 2015 -2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | Syndication Of Banks 2015 -2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%
Quarterly repayment of interest | ANZ 2015 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.40%
Quarterly repayment of interest | BTPN 2017 To 2020 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.435%
Quarterly repayment of interest | BTPN 2017 To 2020 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | ICBC 2017 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.36%
Repayment of Interest, Semi Annually | BCA 2017 - 2021 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Repayment of Interest, Semi Annually | BCA 2017 - 2021 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Repayment of Interest, Semi Annually | DBS 2017 - 2019 | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Repayment of Interest, Semi Annually | DBS 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Repayment of Interest, Semi Annually | HSBC 2021 | United States Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 | United States Dollar
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%
Annually Repayment of Interest | UOB Singapore - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%